Income Taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Unrecognized tax benefits
Balance at beginning of year
Increase as a result of tax position taken in prior period			1,054
Decrease due to settlement with the Israeli tax authorities			(1,054)
Balance at end of year